LEASE LIABILITIES and right-of-use assets (Tables)	12 Months Ended
Jan. 31, 2020
LEASE LIABILITIES and right-of-use assets [abstract]
Schedule of leases as defined by IFRS 16

Entity Name/Lessee	Asset	Contains a lease?	Useful life (years)
C21 Investments Inc.	Office Suite	Yes	5
Swell Companies, LTD	Land/Building	Yes	5
Silver State Cultivation LLC	Land/Building	Yes	5
Silver State Relief LLC (Sparks)	Land/Building	Yes	5
Silver State Relief LLC (Fernley)	Land/Building	Yes	5
Megawood Enterprises Inc.	Land/Building	Yes	5
Phantom Distribution, LLC	Land/Building	Yes	5
63353 Bend, LLC	Land/Building	Yes	5
20727-4 Bend, LLC	Land/Building	Yes	5
4964 BFH, LLC	Land/Building	Yes	5

Schedule of maturity analysis - contractual undiscounted cash flows
Maturity Analysis - contractual undiscounted cash flows
Less than one year	$1,701,024
One to five years	4,903,437
Total undiscounted lease liabilities at January 31, 2020	$6,604,464
Lease liabilities included in the statement of financial position
Current	1,131,149
Non-current	3,870,213
Balance, January 31, 2020	$5,001,362
Amounts recognized in profit or loss
Interest on lease liabilities	$566,820
Total cash outflow for leases	$1,758,391

Schedule of financial statement effects concerning right-of-use assets

Cost
Balance,January 31, 2018 and 2017	—
Right-of-use additions	7,861,107
Balance,January 31, 2019	$7,861,107
Right-of-use additions	3,386,237
Adjustment	(927,300)
Disposal	(4,197,087)
Balance, January 31, 2020	$6,122,957
Accumulated Amortization
Balance,January 31, 2018	$—
Amortization expense	(116,496)
Balance,January 31, 2019	$(116,496)
Disposal	230,685
Amortization expense	(1,576,459)
Balance,January 31, 2020	$(1,462,270)
Carrying Amount, January 31, 2019	$7,744,611
Carrying Amount, January 31, 2020	$4,660,687